Schedule of others - SACE (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Foreign currency member
Disclosure of detailed information about borrowings [line items]
Notional amount4		R$ 565,956
Other outstanding amount		468,128
Notional amount		617,470
Outstanding amount		R$ 374,640
Foreign currency member | Other s a c e1 member
Disclosure of detailed information about borrowings [line items]
Borrowings issue date		Nov-2018
Notional amount4		R$ 295,125
Other outstanding amount		R$ 206,819
Borrowings, maturity		Nov-2028
Borrowings, interest rate basis		Us dollar exchange variation + semianual Libor + 0.90
Borrowings one		R$ 1,154,146	R$ 1,228,285
Foreign currency member | Other s a c e one member
Disclosure of detailed information about borrowings [line items]
Borrowings issue date		Dec-2019
Notional amount4		R$ 150,000
Other outstanding amount		R$ 120,083
Borrowings, maturity		Dec-2029
Borrowings, interest rate basis		Us dollar exchange variation + semianual Libor + 0.90
Borrowings one		R$ 670,124	702,027
Foreign currency member | Other s a c e two member
Disclosure of detailed information about borrowings [line items]
Borrowings issue date		Apr-2019
Notional amount4		R$ 72,345
Other outstanding amount		R$ 47,738
Borrowings, maturity		Apr-2026
Borrowings, interest rate basis		Us dollar exchange variation + semianual Libor + 1.00
Borrowings one		R$ 266,403	300,434
Foreign currency member | Other s a c e three member
Disclosure of detailed information about borrowings [line items]
Borrowings issue date	[1]	Jan-2020
Notional amount4	[1]	R$ 100,000
Borrowings, maturity	[1]	Jan-2025
Borrowings, interest rate basis	[1]	Us dollar exchange variation + semianual Libor + 1.65
Borrowings one	[1]		524,454
Foreign currency three member
Disclosure of detailed information about borrowings [line items]
Borrowings one		R$ 2,612,386	2,755,200
Borrowings two		R$ 2,090,673	R$ 2,682,824

[1]	Credit facility contracted by the subsidiary Braskem Holanda Finance and Braskem Holanda Inc. secured by SACE, an Italian export credit agency, and guaranteed by Braskem.